Shareholder Report, Line Graph (Details) 193137_Themes Transatlantic Defense ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 10, 2024	Sep. 30, 2025	Sep. 30, 2025
Themes Transatlantic Defense ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Themes Transatlantic Defense ETF NAV
Accumulated Value	$ 10,000	$ 15,570
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net Total Return Index (USD)
Accumulated Value	10,000		$ 11,773
Solactive Transatlantic Aerospace and Defense Index NTR
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Transatlantic Aerospace and Defense Index NTR
Accumulated Value	$ 10,000		$ 15,619